Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of inventories

Figures in million – SA rand	2022	2021	2020
Consumable stores[1]	2,066	1,923	1,627
PGM ore and mill inventory	535	189	142
PGM in process[2]	13,673	13,081	13,742
PGM finished goods	7,856	9,012	8,710
Gold in process	233	219	109
Gold bullion	1,096	600	507
Battery metals in process	357	—	—
Battery metals raw materials	307	—	—
Battery metals finished goods	187	—	—
Other	74	56	115
Total inventories	26,384	25,080	24,952
[1] The cost of consumable stores consumed during the year and included in operating cost amounted to R21,929 million (2021: R18,847 million and 2020: R16,404 million)
[2] Included in PGM in process, is R5,882 million (2021: R4,725 million, 2020: R4,225 million) relating to the Marikana operations